Income Taxes (Tables) (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Schedule of Federal and State Corporate Income Tax Rates

The provision for income taxes differs from the amounts which would be provided by applying the federal and state corporate income tax rates to the net loss before provision for income taxes for the following reasons:

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Federal income taxes at the statutory tax rate	(36,010)	(200,369)	(254,741)	(8,624)
State and local income taxes	(9,363)	(52,096)	(66,233)	(2,242)
Valuation allowance	45,373	252,465	320,974	10,866
	—	—	—	—

Schedule of Deferred Tax Asset

Net deferred tax assets consist of the following components:

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Non-capital losses carried forward	663,829	463,843	618,457	353,193
Other temporary differences	204,661	153,495	204,660	148,950
Valuation allowance	(868,490)	(617,338)	(823,117)	(502,143)
	—	—	—	—

Schedule of Net Operating Losses Carryovers

The Company had unused net operating losses carryovers as detailed below.

	Period ended September 30, 2014	Period ended September 30, 2013	Year ended December 31, 2013	Year ended December 31, 2012
	$	$	$	$

Federal	1,621,462	1,136,663	1,515,550	895,602
State	1,272,990	875,309	1,167,078	550,768
	2,894,452	2,011,971	2,682,628	1,446,370